SECURITIES AND EXCHANGE COMMISSION
	            WASHINGTON D.C. 20549

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30th, 2012

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Friedberg Investment Management
Address: 1717 St. Jame Suite 675
Houston, TX 77056

13F File Number: 28-12057

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.Person Signing this Report on Behalf of Reporting Manager:

Name: Jonathan Reichek
Title: Vice President of Research
Phone: 713-622-2332

Signature, Place, and Date of Signing:
August 14th, 2012
Report Type (Check only one.):


[ X]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  78
Form 13F Information Table Value Total:  $186,863,000


List of Other Included Managers:
NONE

	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- --------  -------
 Allete Inc                    COM               018522300   2065     49399   SH       SOLE                 3970              45429
 Am. Water Works               COM               030420103   765      22320   SH       SOLE                 3100              19220
 American Tower Corp           COM               029912201   5006     71600   SH       SOLE                 6560              65040
 Ametek Inc                    COM               031100100   4767     143275  SH       SOLE                 27280             115995
 Ansys                         COM                03662Q105  5863     92900   SH       SOLE                 10540             82360
 Apple                         COM               037833100   251      429     SH       SOLE                 55                374
 Atlantic Power Corp           COM                04878Q863  1758     137216  SH       SOLE                 34900             102316
 Balchem                       COM               057665200   2113     64791   SH       SOLE                 17430             47361
 Brookfld Infrstr. Prtnrs      COM                G16252101  1748     52085   SH       SOLE                 7600              44485
 Carbo Ceramics                COM               140781105   1640     21380   SH       SOLE                 3430              17950
 Cardtronics Inc               COM                14161H108  822      27220   SH       SOLE                 10000             17220
 Carlisle Companies            COM               142339100   212      4000    SH       SOLE                 1400              2600
 Catalyst Health               COM                14888B103  1217     13020   SH       SOLE                 2600              10420
 Celgene                       COM               151020104   539      8400    SH       SOLE                 0                 8400
 CIRCOR Int'l                  COM                17273K109  639      18730   SH       SOLE                 4980              13750
 Clean Harbors                 COM               184496107   3068     54370   SH       SOLE                 9550              44820
 Coca-Cola                     COM               191216100   807      10320   SH       SOLE                 900               9420
 Core Laboratories             COM                N22717107  3650     31490   SH       SOLE                 5640              25850
 Coresite Realty               COM                21870Q105  2227     86260   SH       SOLE                 580               85680
 Costco                        COM                22160K105  2115     22260   SH       SOLE                 4280              17980
 Digital Globe                 COM                25389M877  394      25970   SH       SOLE                 4620              21350
 Digital Realty                COM               253868103   6889     91765   SH       SOLE                 10935             80830
 Duke Energy                   COM                26441C105  369      16000   SH       SOLE                 8000              8000
 Enterprise Prod. Ptnrs        LP INT UNIT       293792107   758      14800   SH       SOLE                 6100              8700
 Entertainment Prprts          COM BEN INT        29380T105  205      4990    SH       SOLE                 0                 4990
 EOG Resources                 COM                26875P101  2098     23280   SH       SOLE                 4000              19280
 Esterline Technologies        COM               297425100   5888     94430   SH       SOLE                 8200              86230
 Excel Trust Inc               COM                30068C109  250      20900   SH       SOLE                 800               20100
 Exxon Mobil                   COM                30231G102  369      4314    SH       SOLE                 140               4174
 Financial Engines             COM               317485100   375      17480   SH       SOLE                 6400              11080
 Google Inc.                   COM                38259P508  411      709     SH       SOLE                 80                629
 Haynes International          COM               420877201   1419     27860   SH       SOLE                 5230              22630
 HCP Inc.                      COM                40414L109  1024     23200   SH       SOLE                 1800              21400
 Health Care Reit              COM                42217K106  1727     29620   SH       SOLE                 4600              25020
 Holly Energy Prtnrs           LP INT UNIT       435763107   2791     49307   SH       SOLE                 12200             37107
 IDEXX Labs                    COM                45168D104  4292     44650   SH       SOLE                 4660              39990
 II-VI                         COM               902104108   632      37890   SH       SOLE                 12600             25290
 Illumina Inc                  COM               452327109   607      15030   SH       SOLE                 2500              12530
 Intuitive Surgical            COM                46120E602  2367     4275    SH       SOLE                 985               3290
 ITC Holdings                  COM               465685105   4329     62822   SH       SOLE                 9080              53742
 JPM Alerian MLP               COM                46625H365  2638     68060   SH       SOLE                 15500             52560
 Kayne Andrsn Midstrm          COM               48661E108   1817     68145   SH       SOLE                 19600             48545
 Liquidity Services            COM                53635B107  2040     39850   SH       SOLE                 11900             27950
 LKQ Corp                      COM               501889208   3479     104285  SH       SOLE                 9500              94785
 Luminex Corp                  COM               55027E102   928      37878   SH       SOLE                 7200              30678
 Main Street Capital           COM                56035L104  682      28200   SH       SOLE                 0                 28200
 Masimo Corp                   COM               574795100   899      40150   SH       SOLE                 11450             28700
 McDonald's                    COM               580135101   311      3510    SH       SOLE                 200               3310
 Micros Systems Inc            COM               594901100   407      7950    SH       SOLE                 4540              3410
 Middleby Corp                 COM               596278101   2837     28480   SH       SOLE                 6440              22040
 Monotype Imaging              COM                61022P100  1464     87270   SH       SOLE                 20250             67020
 MWI Veterinary Supply         COM                55402X105  221      2150    SH       SOLE                 300               1850
 National Instruments          COM               636518102   6548     243768  SH       SOLE                 26025             217743
 NextEra Energy                COM               302571104   2342     34035   SH       SOLE                 2140              31895
 NIC Inc                       COM                62914B100  204      16100   SH       SOLE                 3700              12400
 Northwestern Corp             COM               668074305   1817     49510   SH       SOLE                 4450              45060
 Oceaneering Intl Inc          COM               675232102   403      8410    SH       SOLE                 2300              6110
 Oil States Int'l              COM               678026105   5534     83589   SH       SOLE                 10630             72959
 Plains All American PL        LP INT UNIT       726503105   8182     101245  SH       SOLE                 14007             87238
 Plains Nat Gas Storage        COM               693139107   1726     96610   SH       SOLE                 22100             74510
 Preformed Line Prdcts         COM               740444104   1739     30022   SH       SOLE                 3400              26622
 Questar                       COM               748356102   3897     186830  SH       SOLE                 28990             157840
 Rayonier Inc                  COM               754907103   1267     28210   SH       SOLE                 8000              20210
 ResMed Inc                    COM               761152107   1610     51600   SH       SOLE                 3480              48120
 Retail Opportunity            COM                76131N101  2942     243920  SH       SOLE                 39400             204520
 Seadrill Ltd                  SHS                G7945E105  4397     123781  SH       SOLE                 18000             105781
 Simon Property                COM               828806109   521      3350    SH       SOLE                 450               2900
 South Jersey Industries       COM               838518108   3038     59604   SH       SOLE                 11350             48254
 Southern Company              COM               842587107   928      20040   SH       SOLE                 7230              12810
 St Jude Medical Inc           COM               790849103   2372     59435   SH       SOLE                 9805              49630
 Stag Industrial               COM               85254C305   2250     154330  SH       SOLE                 23200             131130
 Sun Communities               COM               866674104   1149     25975   SH       SOLE                 7150              18825
 Susser Holdings               COM               869233106   820      22050   SH       SOLE                 3300              18750
 SXC Health Solutions          COM                78505P100  3806     38360   SH       SOLE                 7750              30610
 Ventas                        COM                92276F100  1155     18297   SH       SOLE                 4500              13797
 Verisk Analytics              CL A               92345Y106  3109     63120   SH       SOLE                 13520             49600
 World Fuel Services           COM               981475106   4512     118654  SH       SOLE                 21169             97485
 Xcel Energy                   COM                98389B100  1951     68670   SH       SOLE                 9600              59070







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